13003956

THE NASDAQ OMX GROUP

William Slattery, CFA
Vice President
Listing Qualifications

By Electronic Mail

JAN 30 2014

Washington, DC 20549

001-36219

January 30, 2014

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

CERTIVAS

Dear Mr. Thomas:

This is to certify that on November 22, 2013 The Nasdaq Stock Market (the "Exchange") received from The New Online Company (the "Registrant") a copy of the Registrant's application on Form 10-12(b) for the registration of the following security:

Common Stock, par value $0.001 per share

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery